SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted	$ 3.33	$ 4.94	$ 4.79
Weighted average fair value of options vested	$ 2.45	$ 4.80	$ 3.30
Total intrinsic value of options exercised during the period	$ 361	$ 3,430	$ 2,881
Unrecognized compensation costs related to non-vested share-based compensation	$ 4,784
Unrecognized compensation cost, period for recognition	1 year 10 months
Proceeds from exercise of warrants		$ 10	$ 38
Weighted average fair value of RSUs granted	$ 8.06	$ 14.68
Warrant [Member]
Exercise of warrants, shares		19,701	78,828
Proceeds from exercise of warrants		$ 10	$ 38
Number of warrants expired		7,881
Number of warrants outstanding	0
Non Qualified Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares	75.00%
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares	100.00%
Purchase price of common stock, for 10% or greater interest shareholders, expressed as a percentage of its fair market value.	110.00%
Vesting period of options	3 years
Expiration period of options	6 years
Number of ordinary shares reserved for issuance in stock option plans	4,453,240
Additional number of ordinary shares reserved for issuance in stock option plans	442,350
Ordinary shares reserved and available for future grants	124,037